Quarterly Report
September 30, 2019
MFS®  Total Return Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.6%
Aerospace – 2.6%
Honeywell International, Inc.	135,124	$22,862,981
L3Harris Technologies, Inc.	19,341	4,035,306
Lockheed Martin Corp.	27,221	10,617,823
Northrop Grumman Corp.	31,273	11,720,808
United Technologies Corp.	112,604	15,372,698
		$64,609,616
Airlines – 0.1%
Delta Air Lines, Inc.	65,330	$3,763,008
Alcoholic Beverages – 0.7%
Diageo PLC	257,919	$10,569,749
Molson Coors Brewing Co.	108,618	6,245,535
		$16,815,284
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	54,392	$833,285
LVMH Moet Hennessy Louis Vuitton SE	10,007	3,977,286
NIKE, Inc., “B”	52,455	4,926,574
		$9,737,145
Automotive – 0.9%
Aptiv PLC	51,576	$4,508,774
Harley-Davidson, Inc.	15,298	550,269
Lear Corp.	118,043	13,917,270
Magna International, Inc.	50,855	2,710,782
		$21,687,095
Broadcasting – 0.2%
Omnicom Group, Inc.	50,255	$3,934,967
Brokerage & Asset Managers – 1.5%
BlackRock, Inc.	19,491	$8,685,969
Blackstone Group, Inc.	127,256	6,215,183
Charles Schwab Corp.	83,392	3,488,288
Invesco Ltd.	363,547	6,158,486
NASDAQ, Inc.	60,335	5,994,282
T. Rowe Price Group, Inc.	54,423	6,217,828
		$36,760,036
Business Services – 2.4%
Accenture PLC, “A”	115,127	$22,144,678
Amdocs Ltd.	75,165	4,969,158
Cognizant Technology Solutions Corp., “A”	34,047	2,051,842
DXC Technology Co.	111,652	3,293,734
Equifax, Inc.	52,268	7,352,540
Fidelity National Information Services, Inc.	85,148	11,304,249
Fiserv, Inc. (a)	71,900	7,448,121
		$58,564,322
Cable TV – 1.7%
Comcast Corp., “A”	921,755	$41,552,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.3%
3M Co.	48,913	$8,041,297
Celanese Corp.	40,357	4,935,258
PPG Industries, Inc.	159,387	18,888,953
		$31,865,508
Computer Software – 2.0%
Adobe Systems, Inc. (a)	51,669	$14,273,561
Microsoft Corp.	217,131	30,187,723
Oracle Corp.	88,349	4,861,846
		$49,323,130
Computer Software - Systems – 0.7%
Apple, Inc.	42,457	$9,509,094
Hitachi Ltd.	180,400	6,755,834
		$16,264,928
Construction – 0.9%
Masco Corp.	126,736	$5,282,357
Sherwin-Williams Co.	10,420	5,729,645
Stanley Black & Decker, Inc.	70,463	10,175,562
		$21,187,564
Consumer Products – 0.7%
Colgate-Palmolive Co.	14,714	$1,081,626
Kimberly-Clark Corp.	79,024	11,225,359
Procter & Gamble Co.	9,654	1,200,764
Reckitt Benckiser Group PLC	54,769	4,272,126
		$17,779,875
Containers – 0.1%
Crown Holdings, Inc. (a)	45,258	$2,989,743
Electrical Equipment – 0.9%
Johnson Controls International PLC	476,753	$20,924,689
Schneider Electric SE	15,803	1,386,571
		$22,311,260
Electronics – 2.0%
Analog Devices, Inc.	34,943	$3,904,181
Applied Materials, Inc.	92,232	4,602,377
Intel Corp.	91,062	4,692,425
Marvell Technology Group Ltd.	133,312	3,328,801
Maxim Integrated Products, Inc.	66,851	3,871,341
NXP Semiconductors N.V.	19,650	2,144,208
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214,534	9,971,540
Texas Instruments, Inc.	141,290	18,260,320
		$50,775,193
Energy - Independent – 0.7%
EOG Resources, Inc.	76,809	$5,700,764
Noble Energy, Inc.	110,951	2,491,960
Phillips 66	34,208	3,502,899
Pioneer Natural Resources Co.	25,729	3,235,936
Valero Energy Corp.	39,209	3,342,175
		$18,273,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.4%
BP PLC	1,028,060	$6,519,974
Chevron Corp.	77,025	9,135,165
Eni S.p.A.	374,133	5,722,874
Exxon Mobil Corp.	122,403	8,642,876
Hess Corp.	55,692	3,368,252
Suncor Energy, Inc.	73,556	2,320,191
		$35,709,332
Food & Beverages – 2.1%
Archer Daniels Midland Co.	143,148	$5,879,088
Coca-Cola European Partners PLC	57,164	3,169,744
Danone S.A.	62,660	5,519,706
General Mills, Inc.	114,754	6,325,240
Ingredion, Inc.	44,605	3,646,013
J.M. Smucker Co.	54,967	6,047,469
Mondelez International, Inc.	62,478	3,456,283
Nestle S.A.	130,147	14,119,851
PepsiCo, Inc.	21,426	2,937,505
		$51,100,899
Food & Drug Stores – 0.1%
Kroger Co.	145,436	$3,749,340
Furniture & Appliances – 0.3%
Whirlpool Corp.	41,786	$6,617,231
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	24,606	$3,060,248
General Merchandise – 0.2%
Dollar Tree, Inc. (a)	40,336	$4,604,758
Health Maintenance Organizations – 0.6%
Cigna Corp.	98,140	$14,896,671
Insurance – 3.7%
Aon PLC	106,428	$20,601,268
Chubb Ltd.	132,507	21,391,930
Marsh & McLennan Cos., Inc.	55,002	5,502,950
MetLife, Inc.	316,368	14,919,915
Prudential Financial, Inc.	57,616	5,182,559
Samsung Fire & Marine Insurance Co. Ltd.	5,478	1,019,506
Travelers Cos., Inc.	114,998	17,099,052
Zurich Insurance Group AG	19,067	7,297,825
		$93,015,005
Internet – 0.3%
Alphabet, Inc., “A” (a)	5,959	$7,276,773
Facebook, Inc., “A” (a)	7,689	1,369,257
		$8,646,030
Leisure & Toys – 0.1%
Electronic Arts, Inc. (a)	38,169	$3,733,692
Machinery & Tools – 2.4%
AGCO Corp.	117,168	$8,869,618
Cummins, Inc.	17,724	2,883,163
Deere & Co.	21,255	3,585,293

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Eaton Corp. PLC	265,380	$22,066,347
Illinois Tool Works, Inc.	94,742	14,826,176
Ingersoll-Rand Co. PLC, “A”	43,077	5,307,517
Regal Beloit Corp.	15,545	1,132,453
		$58,670,567
Major Banks – 5.8%
Bank of America Corp.	743,909	$21,699,826
Bank of New York Mellon Corp.	244,490	11,053,393
BNP Paribas	26,103	1,270,905
Goldman Sachs Group, Inc.	72,801	15,086,551
JPMorgan Chase & Co.	408,103	48,029,642
Morgan Stanley	202,797	8,653,348
PNC Financial Services Group, Inc.	95,547	13,391,867
State Street Corp.	120,101	7,108,778
Sumitomo Mitsui Financial Group, Inc.	32,600	1,119,744
Wells Fargo & Co.	330,018	16,646,108
		$144,060,162
Medical & Health Technology & Services – 1.1%
HCA Healthcare, Inc.	104,260	$12,554,989
McKesson Corp.	77,256	10,557,805
Walgreens Boots Alliance, Inc.	60,921	3,369,541
		$26,482,335
Medical Equipment – 3.5%
Abbott Laboratories	194,992	$16,314,981
Danaher Corp.	171,209	24,727,716
Medtronic PLC	221,176	24,024,137
Thermo Fisher Scientific, Inc.	61,138	17,807,665
Zimmer Biomet Holdings, Inc.	33,859	4,647,825
		$87,522,324
Metals & Mining – 0.2%
Rio Tinto PLC	105,020	$5,434,968
Natural Gas - Distribution – 0.2%
Sempra Energy	29,119	$4,298,256
Natural Gas - Pipeline – 0.9%
Enbridge, Inc.	59,971	$2,103,783
Enterprise Products Partners LP	318,464	9,101,701
EQM Midstream Partners LP	76,845	2,512,832
Equitrans Midstream Corp.	205,259	2,986,518
MPLX LP (a)	65,720	1,840,817
Plains GP Holdings LP	146,362	3,107,265
		$21,652,916
Network & Telecom – 0.6%
Cisco Systems, Inc.	306,198	$15,129,243
Oil Services – 0.2%
Schlumberger Ltd.	159,016	$5,433,577
Other Banks & Diversified Financials – 3.0%
American Express Co.	32,984	$3,901,348
BB&T Corp.	144,928	7,734,807
Citigroup, Inc.	424,864	29,349,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Intesa Sanpaolo S.p.A.	886,216	$2,101,384
ORIX Corp.	151,700	2,270,276
SunTrust Banks, Inc.	67,789	4,663,883
Synchrony Financial	62,235	2,121,591
U.S. Bancorp	319,647	17,689,265
Visa, Inc., “A”	28,433	4,890,760
		$74,722,919
Pharmaceuticals – 4.2%
Bayer AG	74,293	$5,238,317
Bristol-Myers Squibb Co.	133,532	6,771,408
Elanco Animal Health, Inc. (a)	157,429	4,186,037
Eli Lilly & Co.	109,960	12,296,827
Johnson & Johnson	224,871	29,093,810
Merck & Co., Inc.	67,846	5,711,276
Mylan N.V. (a)	62,190	1,230,118
Novartis AG	13,003	1,127,478
Pfizer, Inc.	760,722	27,332,742
Roche Holding AG	40,163	11,688,135
		$104,676,148
Printing & Publishing – 0.2%
Moody's Corp.	21,320	$4,366,975
Transcontinental, Inc., “A”	117,042	1,367,559
		$5,734,534
Railroad & Shipping – 1.2%
Canadian National Railway Co.	33,508	$3,011,029
Union Pacific Corp.	159,004	25,755,468
		$28,766,497
Real Estate – 1.3%
Brixmor Property Group, Inc., REIT	100,834	$2,045,922
EPR Properties, REIT	76,569	5,885,093
Medical Properties Trust, Inc., REIT	475,035	9,291,685
Public Storage, Inc., REIT	8,574	2,102,945
Simon Property Group, Inc., REIT	21,546	3,353,635
STORE Capital Corp., REIT	261,089	9,767,339
		$32,446,619
Restaurants – 0.7%
Chipotle Mexican Grill, Inc., “A” (a)	4,171	$3,505,600
Starbucks Corp.	123,886	10,954,000
U.S. Foods Holding Corp. (a)	71,276	2,929,444
		$17,389,044
Specialty Chemicals – 0.5%
Axalta Coating Systems Ltd. (a)	136,658	$4,120,239
Corteva, Inc.	70,982	1,987,496
DuPont de Nemours, Inc.	83,948	5,986,332
		$12,094,067
Specialty Stores – 1.1%
Amazon.com, Inc. (a)	6,117	$10,618,561
Best Buy Co., Inc.	24,268	1,674,249
Target Corp.	117,316	12,542,254
Tractor Supply Co.	25,988	2,350,355
		$27,185,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.3%
Verizon Communications, Inc.	120,732	$7,287,384
Tobacco – 1.0%
Altria Group, Inc.	50,704	$2,073,793
British American Tobacco PLC	99,228	3,669,323
Japan Tobacco, Inc.	184,300	4,038,546
Philip Morris International, Inc.	205,666	15,616,219
		$25,397,881
Trucking – 0.1%
United Parcel Service, Inc., “B”	28,442	$3,407,920
Utilities - Electric Power – 2.4%
Duke Energy Corp.	148,648	$14,249,397
Exelon Corp.	269,714	13,029,884
FirstEnergy Corp.	147,380	7,108,137
NextEra Energy, Inc.	6,862	1,598,777
Public Service Enterprise Group, Inc.	71,809	4,457,903
Southern Co.	218,977	13,526,209
WEC Energy Group, Inc.	38,288	3,641,189
Xcel Energy, Inc.	41,421	2,687,809
		$60,299,305
Total Common Stocks		$1,481,420,414
Bonds – 40.3%
Aerospace – 0.1%
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	$2,728,000	$2,873,524
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$1,406,000	$1,433,646
Asset-Backed & Securitized – 3.9%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	$4,410,000	$4,379,641
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.55% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	2,667,000	2,643,112
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 3.008% (LIBOR - 1mo. + 0.98%), 11/14/2035 (z)	3,689,713	3,689,713
AREIT CRE Trust, 2019-CRE3, FLR, 3.328% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,368,104
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,985,310
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 2.927% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	3,129,093	3,128,148
Bancorp Commercial Mortgage Trust, 2019-CRE6, FLR, 3.566% (LIBOR - 1mo. + 1.3%), 9/15/2036 (z)	3,469,924	3,472,093
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,332,337	1,321,747
BDS Ltd., 2019-FL4, “A”, FLR, 3.128% (LIBOR - 1mo. + 1.10%), 8/15/2036 (z)	2,416,000	2,416,756
BDS Ltd., FLR, 3.425% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	4,179,000	4,178,943
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.027% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	296,118	296,346
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,180,664	1,193,484
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,074,178
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,270,938
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,455,065
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.523% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,410,000	4,413,268
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	2,088,000	2,083,705
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,386,854
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,326,287
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,465,010
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.396% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,638,500	1,638,456
GMAC Mortgage Corp. Loan Trust, 3.66%, 10/25/2036	352,620	372,498
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,495,237
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,168,682
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,413,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 3.125% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	$2,180,000	$2,182,725
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,726,944
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,567,383
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.099% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,530,104
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.648% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	2,554,000	2,557,146
Neuberger Berman CLO Ltd., FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	1,900,000	1,896,734
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 3.628% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	800,726
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	560,286	549,843
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 3.168% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	910,000	906,464
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,532,422
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,593,693
		$96,480,863
Automotive – 0.2%
General Motors Co., 6.75%, 4/01/2046	$1,124,000	$1,285,763
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,137,000	1,184,353
Lear Corp., 3.8%, 9/15/2027	2,474,000	2,486,551
Lear Corp., 4.25%, 5/15/2029	1,085,000	1,114,338
		$6,071,005
Broadcasting – 0.1%
Fox Corp., 4.03%, 1/25/2024 (n)	$2,654,000	$2,821,917
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$2,512,000	$2,637,106
E*TRADE Financial Corp., 2.95%, 8/24/2022	750,000	762,051
E*TRADE Financial Corp., 3.8%, 8/24/2027	1,078,000	1,124,635
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,107,000	1,205,410
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,496,037
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,688,433
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,777,925
		$12,691,597
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,232,954
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	951,254
Masco Corp., 4.375%, 4/01/2026	1,938,000	2,080,185
		$4,264,393
Business Services – 0.3%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$730,335
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,575,000	1,910,471
Fiserv, Inc., 4.4%, 7/01/2049	1,654,000	1,845,564
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,462,000	2,712,608
		$7,198,978
Cable TV – 0.2%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,949,006
Chemicals – 0.0%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$1,345,865
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,857,000	$1,990,525
Microsoft Corp., 4.25%, 2/06/2047	2,278,000	2,826,138
		$4,816,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,605,121
Apple, Inc., 3.35%, 2/09/2027	1,145,000	1,224,146
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,460,968
		$6,290,235
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$900,000	$988,391
Roper Technologies, Inc. , 2.95%, 9/15/2029	551,000	552,337
United Technologies Corp., 4.125%, 11/16/2028	1,778,000	2,011,604
Wabtec Corp., 4.95%, 9/15/2028	2,041,000	2,250,573
		$5,802,905
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$3,463,000	$3,628,000
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,116,803
		$4,744,803
Consumer Services – 0.6%
Expedia Group, Inc., 3.25%, 2/15/2030 (z)	$2,188,000	$2,181,760
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,908,342
IHS Markit Ltd., 3.625%, 5/01/2024	385,000	398,898
IHS Markit Ltd., 4%, 3/01/2026 (n)	2,212,000	2,329,236
IHS Markit Ltd., 4.25%, 5/01/2029	578,000	621,599
Priceline Group, Inc., 2.75%, 3/15/2023	4,026,000	4,121,427
Visa, Inc., 3.15%, 12/14/2025	2,934,000	3,127,272
		$14,688,534
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$1,105,000	$1,109,663
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	3,096,000	3,017,352
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,580,000	1,631,993
		$5,759,008
Energy - Integrated – 0.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$1,944,000	$2,205,616
Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$362,000	$390,901
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	3,053,000	3,106,390
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	776,000	802,617
		$4,299,908
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$4,083,468
Conagra Brands, Inc., 5.3%, 11/01/2038	251,000	289,916
Conagra Brands, Inc., 5.4%, 11/01/2048	504,000	597,918
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,519,538
Diageo Capital PLC, 2.375%, 10/24/2029	1,268,000	1,256,537
		$9,747,377
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029	$1,659,000	$1,803,333
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$1,988,387
Las Vegas Sands Corp., 3.9%, 8/08/2029	1,044,000	1,070,828
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,362,436
		$5,421,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$3,566,000	$3,811,013
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,803,014
		$6,614,027
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$833,000	$867,144
Insurance - Property & Casualty – 0.4%
Aon Corp., 3.75%, 5/02/2029	$1,711,000	$1,825,469
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	1,162,000	1,226,229
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,068,000	1,074,770
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (z)	1,469,000	1,705,961
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,396,179
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	944,000	1,139,223
		$10,367,831
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,489,123
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,120,000	$2,237,030
Major Banks – 1.6%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,597,674
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,128,975
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,491,227
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	1,915,933
Bank of America Corp., 3.5%, 4/19/2026	1,814,000	1,925,878
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	2,206,000	2,339,179
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,668,701
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	4,188,000	4,480,660
JPMorgan Chase & Co., 3.897%, 1/23/2049	1,248,000	1,388,616
Morgan Stanley, 3.125%, 1/23/2023	424,000	434,913
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,637,234
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,301,008
Morgan Stanley, 3.625%, 1/20/2027	5,235,000	5,543,046
Wells Fargo & Co., 3.75%, 1/24/2024	1,723,000	1,823,175
		$40,676,219
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 3.8%, 9/23/2049 (z)	$305,000	$318,385
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,092,847
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,270,000	2,680,820
HCA, Inc., 5.125%, 6/15/2039	762,000	831,098
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	673,429
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,731,861
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,802,000	2,006,447
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	187,203
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,526,751
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,661,180
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,566,000	2,682,450
		$16,392,471
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,901,300
Boston Scientific Corp., 3.75%, 3/01/2026	700,000	748,056
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	3,086,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Zimmer Biomet Holdings, Inc., FLR, 2.914% (LIBOR - 3mo. + 0.75%), 3/19/2021	$992,000	$992,018
		$7,728,095
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,412,000	$1,477,683
Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$4,002,653
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	301,063
Enterprise Products Operating LLC, 4.2%, 1/31/2050	882,000	943,261
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,455,443
MPLX LP, 4.5%, 4/15/2038	938,000	972,299
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,858,918
Plains All American Pipeline, 3.55%, 12/15/2029	882,000	862,184
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	2,319,000	2,556,970
		$13,952,791
Mortgage-Backed – 13.0%
Fannie Mae, 5.5%, 11/01/2019 - 4/01/2040	$8,958,385	$9,980,969
Fannie Mae, 5%, 3/01/2020 - 3/01/2041	3,932,130	4,337,964
Fannie Mae, 4.5%, 4/01/2020 - 6/01/2044	10,156,395	10,992,265
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	5,009,437	5,667,698
Fannie Mae, 2.59%, 5/01/2023	445,168	454,713
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	32,110,070	33,590,606
Fannie Mae, 2.7%, 7/01/2025	367,000	380,242
Fannie Mae, 3.43%, 6/01/2026	570,043	616,933
Fannie Mae, 2.28%, 11/01/2026	476,582	483,498
Fannie Mae, 2.672%, 12/25/2026	1,585,000	1,636,675
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	14,583,048	14,985,527
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,590,682	1,808,229
Fannie Mae, 3.25%, 5/25/2040	270,414	281,758
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	23,341,978	24,872,422
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,712,659	1,701,094
Fannie Mae, TBA, 3%, 10/01/2034 - 11/01/2034	9,984,999	10,204,218
Fannie Mae, TBA, 2.5%, 11/01/2034	5,050,000	5,092,116
Fannie Mae, TBA, 4%, 10/10/2049	500,000	518,809
Fannie Mae, TBA, 5%, 11/01/2049	850,000	910,994
Freddie Mac, 6%, 11/01/2019 - 6/01/2037	1,917,726	2,172,059
Freddie Mac, 1.869%, 11/25/2019	368,904	368,314
Freddie Mac, 4.5%, 2/01/2020 - 5/01/2042	2,065,916	2,222,301
Freddie Mac, 5.5%, 2/01/2020 - 2/01/2037	1,421,334	1,583,110
Freddie Mac, 5%, 4/01/2020 - 1/15/2040	2,472,475	2,731,107
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,506,561
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,525,681
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,209,831
Freddie Mac, 3.32%, 2/25/2023	745,000	775,973
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,572,689
Freddie Mac, 3.06%, 7/25/2023	685,000	709,935
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,682,183
Freddie Mac, 1.016%, 4/25/2024 (i)	6,089,167	196,727
Freddie Mac, 0.63%, 7/25/2024 (i)	14,179,000	345,454
Freddie Mac, 0.735%, 7/25/2024 (i)	5,136,025	130,854
Freddie Mac, 0.431%, 8/25/2024 (i)	15,246,000	258,118
Freddie Mac, 0.531%, 8/25/2024 (i)	28,183,709	496,977
Freddie Mac, 3.064%, 8/25/2024	794,000	828,792
Freddie Mac, 0.49%, 10/25/2024 (i)	20,582,268	326,968
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,373,290
Freddie Mac, 0.4%, 11/25/2024 (i)	15,385,000	227,450
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,609,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.329%, 5/25/2025	$2,660,000	$2,838,499
Freddie Mac, 3.01%, 7/25/2025	423,000	444,795
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,062,746
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,693,787
Freddie Mac, 3.413%, 12/25/2026	780,000	848,269
Freddie Mac, 3.43%, 1/25/2027	764,912	832,054
Freddie Mac, 3.224%, 3/25/2027	1,047,000	1,125,259
Freddie Mac, 0.774%, 6/25/2027 (i)	13,682,000	651,284
Freddie Mac, 0.89%, 6/25/2027 (i)	4,706,050	237,400
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,191,583
Freddie Mac, 0.713%, 7/25/2027 (i)	12,095,874	491,526
Freddie Mac, 0.461%, 8/25/2027 (i)	9,650,000	257,649
Freddie Mac, 0.566%, 8/25/2027 (i)	6,754,281	207,616
Freddie Mac, 3.244%, 8/25/2027	786,000	848,098
Freddie Mac, 0.405%, 9/25/2027 (i)	10,419,000	242,323
Freddie Mac, 0.496%, 9/25/2027 (i)	8,541,998	231,034
Freddie Mac, 3.187%, 9/25/2027	754,000	810,636
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	282,351
Freddie Mac, 0.419%, 11/25/2027 (i)	11,687,823	252,453
Freddie Mac, 0.456%, 11/25/2027 (i)	10,483,347	260,897
Freddie Mac, 0.37%, 12/25/2027 (i)	10,109,000	214,093
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	271,973
Freddie Mac, 0.494%, 12/25/2027 (i)	17,926,849	496,694
Freddie Mac, 3.65%, 2/25/2028	904,000	1,002,081
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,880,222
Freddie Mac, 1.089%, 7/25/2029 (i)	830,440	76,288
Freddie Mac, 2.5%, 11/01/2031	150,692	152,150
Freddie Mac, 0.448%, 11/25/2032 (i)	8,888,773	279,871
Freddie Mac, 3%, 8/01/2033 - 3/01/2048	22,284,908	22,933,087
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	942,497	1,064,301
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	11,712,067	12,405,078
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	24,493,046	25,599,993
Ginnie Mae, 2.5%, 7/20/2032	350,000	351,555
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,132,696	2,424,862
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,294,322	1,466,808
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2049	6,091,283	6,516,813
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	418,786	464,299
Ginnie Mae, 4%, 1/20/2041 - 7/20/2049	14,113,547	14,799,918
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	14,674,547	15,353,555
Ginnie Mae, 3%, 4/20/2045 - 3/20/2048	21,730,667	22,345,813
Ginnie Mae, 0.66%, 2/16/2059 (i)	7,288,395	423,542
Ginnie Mae, TBA, 3%, 10/01/2049 - 11/01/2049	8,750,000	8,972,981
Ginnie Mae, TBA, 3.5%, 11/01/2049	3,000,000	3,106,348
Ginnie Mae, TBA, 4%, 11/01/2049	3,600,000	3,742,242
Ginnie Mae, TBA, 4.5%, 11/01/2049	5,130,000	5,355,968
		$322,881,815
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$2,750,000	$3,512,850
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	5,937,640
		$9,450,490
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$713,917
Network & Telecom – 0.1%
AT&T, Inc., 5.45%, 3/01/2047	$1,601,000	$1,936,798

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,778,235
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,814,000	1,949,518
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,980,297
		$7,708,050
Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,048,593
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,139,291
Capital One Financial Corp., 3.75%, 3/09/2027	2,581,000	2,709,266
		$8,897,150
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$1,562,345
Retailers – 0.2%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,523,000	$2,740,401
Dollar Tree, Inc., 4%, 5/15/2025	1,103,000	1,168,710
Dollar Tree, Inc., 4.2%, 5/15/2028	515,000	553,380
Home Depot, Inc., 3.9%, 6/15/2047	1,482,000	1,696,714
		$6,159,205
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$1,291,000	$1,320,603
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,359,059
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,560,000	3,617,478
Crown Castle International Corp., 3.65%, 9/01/2027	3,122,000	3,305,582
		$9,602,722
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,296,000	$3,251,238
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$1,597	$1,650
Small Business Administration, 4.77%, 4/01/2024	131,091	136,431
Small Business Administration, 5.18%, 5/01/2024	181,695	190,577
Small Business Administration, 5.52%, 6/01/2024	10,279	10,826
Small Business Administration, 4.99%, 9/01/2024	177,216	185,186
Small Business Administration, 4.95%, 3/01/2025	5,986	6,257
Small Business Administration, 5.11%, 8/01/2025	568,164	600,185
		$1,131,112
U.S. Treasury Obligations – 11.8%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$817,865
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	983,208
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,426,504
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	791,313
U.S. Treasury Bonds, 3.5%, 2/15/2039	3,231,000	4,047,332
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,478,600	6,369,584
U.S. Treasury Bonds, 2.875%, 5/15/2043	39,156,500	44,893,845
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	10,541,725
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,291,277
U.S. Treasury Bonds, 2.875%, 11/15/2046	7,268,000	8,409,871
U.S. Treasury Bonds, 3%, 2/15/2048	15,510,000	18,415,096
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,406,724
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,513,587
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	17,559,168
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	67,254,413
U.S. Treasury Notes, 1.75%, 9/30/2022	23,068,000	23,182,439
U.S. Treasury Notes, 2.5%, 8/15/2023	21,333,000	22,073,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/15/2026	$5,700,000	$5,845,395
U.S. Treasury Notes, 2.25%, 8/15/2027	8,968,000	9,375,413
U.S. Treasury Notes, 2.375%, 5/15/2029	16,900,000	17,947,008
		$294,145,589
Utilities - Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,049,231
Duke Energy Corp., 2.65%, 9/01/2026	397,000	399,563
Enel Finance International N.V., 2.65%, 9/10/2024	2,139,000	2,141,295
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	2,190,000	2,485,333
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	443,332
Evergy, Inc., 2.9%, 9/15/2029	1,863,000	1,853,579
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,593,560
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	1,511,000	1,654,083
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,810,000	3,556,148
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	1,015,619
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,025,865
		$22,217,608
Total Bonds		$1,001,171,280
Convertible Preferred Stocks – 0.4%
Medical Equipment – 0.1%
Danaher Corp., 4.75%	1,324	$1,509,426
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	162,120	$8,472,391
Total Convertible Preferred Stocks		$9,981,817
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	48,728	$1,601,462
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	27,615,402	$27,615,403

Other Assets, Less Liabilities – (1.5)%		(36,159,878)
Net Assets – 100.0%		$2,485,630,498
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,615,403 and $2,494,174,973, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,543,187, representing 3.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Alcon, Inc., 3.8%, 9/23/2049	9/16/19	$304,457	$318,385
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	4,410,000	4,379,641
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.55% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	2,667,000	2,643,112
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 3.008% (LIBOR - 1mo. + 0.98%), 11/14/2035	10/30/18	3,689,713	3,689,713
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 2.927% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18-9/11/19	3,129,018	3,128,148
Bancorp Commercial Mortgage Trust, 2019-CRE6, FLR, 3.566% (LIBOR - 1mo. + 1.3%), 9/15/2036	9/13/19	3,469,924	3,472,093
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06-3/01/06	1,332,337	1,321,747
BDS Ltd., 2019-FL4, “A”, FLR, 3.128% (LIBOR - 1mo. + 1.10%), 8/15/2036	7/17/19	2,416,000	2,416,756
BDS Ltd., FLR, 3.425% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18-10/29/19	4,181,871	4,178,943
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.027% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	296,118	296,346
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,088,000	2,083,705
Expedia Group, Inc., 3.25%, 2/15/2030	9/11/19	2,171,088	2,181,760
Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	1,531,333	1,654,083
Liberty Mutual Group, Inc., 4.85%, 8/01/2044	11/01/16	1,513,231	1,705,961
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.648% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	2,554,000	2,557,146
Neuberger Berman CLO Ltd., FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	1,894,467	1,896,734
Total Restricted Securities			$37,924,273
% of Net assets			1.5%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,359,483,020	$—	$—	$1,359,483,020
Switzerland	34,233,289	—	—	34,233,289
United Kingdom	33,635,882	—	—	33,635,882
Japan	—	14,184,399	—	14,184,399
France	12,154,468	—	—	12,154,468
Canada	11,513,344	—	—	11,513,344
Taiwan	9,971,540	—	—	9,971,540
Italy	7,824,258	—	—	7,824,258
Germany	5,238,317	—	—	5,238,317
Other Countries	2,144,208	2,620,968	—	4,765,176
U.S Treasury Bonds & U.S Government Agency & Equivalents	—	295,276,701	—	295,276,701
Non-U.S Sovereign Debt	—	6,489,123	—	6,489,123
Municipal Bonds	—	9,450,490	—	9,450,490
U.S Corporate Bonds	—	229,420,410	—	229,420,410
Residential Mortgage-Backed Securities	—	323,804,156	—	323,804,156
Commercial Mortgage-Backed Securities	—	57,372,584	—	57,372,584
Asset-Backed Securities (including CDOs)	—	38,185,938	—	38,185,938
Foreign Bonds	—	41,171,878	—	41,171,878
Mutual Funds	27,615,403	—	—	27,615,403
Total	$1,503,813,729	$1,017,976,647	$—	$2,521,790,376
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,322,055	$259,830,608	$238,538,584	$(1,299)	$2,623	$27,615,403
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$658,744	$—